Net Income (Loss) Per Share (Details) - shares shares in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of net income (loss) per share	4.1	5.0	5.0	5.0